Cover Page	Nov. 03, 2026
Cover page. [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity File Number	1-14225
Entity Registrant Name	HNI Corporation
Entity Incorporation, State or Country Code	IA
Entity Tax Identification Number	42-0617510
Entity Address, Address Line One	600 East Second Street
Entity Address, Address Line Two	P. O. Box 1109
Entity Address, City or Town	Muscatine
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52761-0071
City Area Code	563
Local Phone Number	272-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HNI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000048287
Amendment Flag	false